Shareholders’ equity (deficiency) - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 30, 2021	Aug. 05, 2021	Dec. 31, 2025 USD ($) vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 ₪ / shares shares
Class of Stock [Line Items]
Reverse stock split, conversion ratio	0.9595
Common stock, shares authorized (in shares)							3,454,112,863	3,454,112,863
Common stock par value per share (in NIS per share) | ₪ / shares						₪ 0.00001		₪ 0.00001
Number of votes per share | vote			1
Share-based compensation arrangement, shares authorized (in shares)							17,898,577
Shares, options and RSUs outstanding (in shares)							12,624,891,000
Grants in period, weighted average grant date fair value (in USD per share) | $ / shares			$ 5.81		$ 3.59
Options, intrinsic value of exercises in period | $			$ 80,390	$ 72,615	$ 33,237
Options outstanding (in shares)							4,605,544	10,472,033
Grants in period, Weighted average grant date fair value (in USD per share) | $ / shares			$ 16.71	$ 10.63	$ 5.75
Equity instruments other than options, vested in period, fair value | $			$ 62,689	$ 44,304	$ 13,805
Share-based payment arrangement, cost not yet recognized | $							$ 89,687
Expected period for recognition			2 years 4 months 6 days
Granted (in shares)			0
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Grants in period, Weighted average grant date fair value (in USD per share) | $ / shares			$ 16.71
Options, in-the-money
Class of Stock [Line Items]
Options outstanding (in shares)					15,728,176		4,605,544	10,472,033
Employee Stock
Class of Stock [Line Items]
Share-based compensation arrangement, number of additional shares authorized (in shares)			2,448,431,000
Share-based compensation arrangement, annual allowable percent increase in number of shares authorized		1.00%